Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Netherlands ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
PostNL NV	296,422	$441,007

Banks — 5.4%
ABN AMRO Bank NV, CVA(a)	166,292	1,333,669
ING Groep NV	1,290,885	8,336,924
NIBC Holding NV(a)	38,749	309,044

		9,979,637

Beverages — 6.3%
Coca-Cola European Partners PLC	76,347	2,878,282
Heineken Holding NV	24,592	2,026,998
Heineken NV	71,985	6,604,378

		11,509,658

Biotechnology — 0.3%
Pharming Group NV(b)	344,106	510,036

Capital Markets — 0.3%
Flow Traders(a)	17,303	606,665

Chemicals — 8.1%
Akzo Nobel NV	72,648	5,947,614
Corbion NV	25,337	931,468
Koninklijke DSM NV	57,614	7,373,199
OCI NV(b)(c)	53,627	605,467

		14,857,748

Construction & Engineering — 0.9%
Arcadis NV(b)(c)	37,262	638,305
Boskalis Westminster(b)(c)	37,720	698,178
Koninklijke BAM Groep NV(b)	224,699	380,914

		1,717,397

Distributors — 0.1%
B&S Group Sarl(a)	37,921	246,761

Diversified Financial Services — 0.0%
SRH NV(c)(d)	68,952	1

Diversified Telecommunication Services — 1.7%
Koninklijke KPN NV	1,241,946	3,044,778

Electrical Equipment — 1.3%
Alfen Beheer BV(a)(b)	11,404	353,284
SIF Holding NV(b)(c)	16,409	185,081
Signify NV(a)(b)	51,854	1,109,182
TKH Group NV	19,411	685,324

		2,332,871

Energy Equipment & Services — 0.7%
Fugro NV, CVA(b)(c)	82,681	312,515
SBM Offshore NV	66,903	914,616

		1,227,131

Equity Real Estate Investment Trusts (REITs) — 0.8%
Eurocommercial Properties NV	31,295	397,541
NSI NV	11,719	445,167
Vastned Retail NV	15,420	308,058
Wereldhave NV(c)	36,990	313,325

		1,464,091

Food & Staples Retailing — 4.4%
Koninklijke Ahold Delhaize NV	319,037	8,094,828

Food Products — 0.2%
ForFarmers NV	45,643	290,410

Security	Shares	Value

Health Care Equipment & Supplies — 4.4%
Koninklijke Philips NV(b)	179,681	$8,152,619

Hotels, Restaurants & Leisure — 0.3%
Basic-Fit NV(a)(b)	23,344	592,040

Household Durables — 0.2%
TomTom NV(b)	48,180	408,647

Insurance — 3.5%
Aegon NV	660,230	1,766,247
ASR Nederland NV	53,335	1,465,381
NN Group NV	101,362	3,131,067

		6,362,695

Internet & Direct Marketing Retail — 9.6%
Just Eat Takeaway.com NV(a)(b)	41,036	4,453,260
Prosus NV(b)	159,197	13,210,370

		17,663,630

IT Services — 4.3%
Adyen NV(a)(b)	5,990	7,882,298

Leisure Products — 0.2%
Accell Group NV(b)	15,096	366,906

Machinery — 0.6%
Aalberts NV	40,451	1,109,143

Media — 0.5%
Altice Europe NV(b)	250,684	1,003,854

Metals & Mining — 0.2%
AMG Advanced Metallurgical Group NV	22,929	384,234
Constellium SE(b)	2,378	19,523

		403,757

Oil, Gas & Consumable Fuels — 0.8%
Koninklijke Vopak NV	26,577	1,457,747

Personal Products — 13.3%
Unilever NV	474,352	24,530,226

Professional Services — 5.4%
Brunel International NV(b)	29,292	186,374
Intertrust NV(a)	40,202	635,900
Randstad NV	43,587	1,829,300
Wolters Kluwer NV	90,722	7,233,557

		9,885,131

Semiconductors & Semiconductor Equipment — 24.1%
ASM International NV	17,220	2,002,619
ASML Holding NV	126,199	41,123,559
BE Semiconductor Industries NV	30,591	1,167,837

		44,294,015

Trading Companies & Distributors — 1.9%
AerCap Holdings NV(b)	49,874	1,607,938
IMCD NV	19,286	1,819,624

		3,427,562

Total Common Stocks — 100.0% (Cost: $199,833,387)		183,863,289

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Netherlands ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.69%(e)(f)(g)	1,547,704	$1,550,025
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.16%(e)(f)	60,000	60,000

		1,610,025

Total Short-Term Investments — 0.9% (Cost: $1,608,455)		1,610,025

Total Investments in Securities — 100.9% (Cost: $201,441,842)		185,473,314

Other Assets, Less Liabilities — (0.9)%		(1,743,082)

Net Assets — 100.0%		$183,730,232

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,182,420	(634,716)	1,547,704	$1,550,025	$36,055	(b)	$(2,979)	$1,349
BlackRock Cash Funds: Treasury, SL Agency Shares	102,000	(42,000)	60,000	60,000	846		—	—

				$1,610,025	$36,901		$(2,979)	$1,349

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	1	06/19/20	$34	$1,290

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Netherlands ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$183,863,288	$—	$1	$183,863,289
Money Market Funds	1,610,025	—	—	1,610,025

	$185,473,313	$—	$1	$185,473,314

Derivative financial instruments(a)
Assets
Futures Contracts	$1,290	$—	$—	$1,290

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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